Subordinated liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Subordinated liabilities

29	Subordinated liabilities

HSBC’s subordinated liabilities
	2022	2021
	$m	$m
At amortised cost	22,290	20,487
– subordinated liabilities	20,547	18,640
– preferred securities	1,743	1,847
Designated at fair value (Note 25)	9,636	10,100
– subordinated liabilities	9,636	10,100
– preferred securities	—	—
At 31 Dec	31,926	30,587
Issued by HSBC subsidiaries	6,094	9,112
Issued by HSBC Holdings	25,832	21,475
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 10.176%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital, principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subsidiaries subordinated liabilities in issue
				2022	2021
		First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings[1,2]
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2[3]	Jun 2030		900	900
				900	900
Additional tier 1 capital securities guaranteed by HSBC Bank plc[1,2]
£700m	5.844% non-cumulative step-up perpetual preferred securities[4,5]	Nov 2031		684	947
				684	947
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes	Jun 1990		750	750
$500m	Undated floating rate primary capital notes	Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3	Jun 1992		300	300
$300m	7.65% subordinated notes[6]	—	May 2025	170	300
				1,720	1,850

£300m	6.50% subordinated notes[7]	—	Jul 2023	162	406
£350m	5.375% callable subordinated step-up notes[2,7,8]	Nov 2025	Nov 2030	73	539
£500m	5.375% subordinated notes[7]	—	Aug 2033	186	900
£225m	6.25% subordinated notes[7]	—	Jan 2041	56	303
£600m	4.75% subordinated notes[7]	—	Mar 2046	230	805
				707	2,953
				2,427	4,803
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited
$400m	Primary capital undated floating rate notes (third series)	Jul 1991		400	400
				400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds[2,9]	Nov 2022	Nov 2027	—	120
				—	120
Tier 2 securities issued by HSBC USA Inc.
$250m	7.20% subordinated debentures[2]	—	Jul 2097	223	222
				223	222
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,000m	5.875% subordinated notes[10]	—	Nov 2034	339	456
$750m	5.625% subordinated notes[10]	—	Aug 2035	366	489
$700m	7.00% subordinated notes	—	Jan 2039	700	697
				1,405	1,642
Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m2,11	Oct 1996	Nov 2083	—	9
				—	9
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m12				55	69
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec				6,094	9,112
1See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.
2These securities are ineligible for inclusion in the capital base of HSBC.
3The interest rate payable after June 2030 is the sum of the three-month Libor plus 4.98%.
4    The interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
5    The value of the security partially decreased as a result of a fair value hedge gain. The instrument was held at amortised cost in 2021.
6    HSBC Bank plc tendered for this security in November 2022. The principal balance is $180m. The original notional value of the security was $300m.
7    HSBC Bank plc tendered for these securities in November 2022. The principal balances are £135m, £61m, £157m, £70m and £237m, respectively. The original notional values of these securities were £300m, £350m, £500m, £225m and £600m respectively.
8    These securities qualified as tier 2 capital for HSBC under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
9    These securities were fully repaid in November 2022.
10 HSBC tendered for these securities in November 2019. The principal balances are $357m and $383m respectively. The original notional values of these securities were $1,000m and $750m, respectively.
11 Liability accounts for HSBC Bank Canada have been reclassified to ‘Liabilities of disposal groups held for sale’.
12 These securities are included in the capital base of HSBC, in accordance with the grandfathering provisions under CRR II. In 2022, securities of $11m matured and were redeemed.

HSBC Holdings’ subordinated liabilities
	2022	2021
	$m	$m
At amortised cost	19,727	17,059
Designated at fair value (Note 25)	6,700	5,600
At 31 Dec	26,427	22,659

HSBC Holdings’ subordinated liabilities in issue
		First call	Maturity	2022	2021
		date	date	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties
$2,000m	4.25% subordinated notes[2,3]	—	Mar 2024	1,941	2,072
$1,500m	4.25% subordinated notes[2]	—	Aug 2025	1,450	1,615
$1,500m	4.375% subordinated notes[2]	—	Nov 2026	1,450	1,641
$264m	7.625% subordinated notes[1,4]	—	May 2032	308	536
$223m	7.625% subordinated notes[2,6]	—	May 2032	223	—
$125m	7.35% subordinated notes[1,4]	—	Nov 2032	143	241
$97m	7.35% subordinated notes[2,6]	—	Nov 2032	97	—
$1,431m	6.50% subordinated notes[1,5]	—	May 2036	1,461	2,032
$569m	6.50%subordinated notes[2,6]	—	May 2036	568	—
$1,515m	6.50% subordinated notes[1,5]	—	Sep 2037	1,178	2,825
$985m	6.50% subordinated notes[2,6]	—	Sep 2037	977	—
$961m	6.80% subordinated notes[1,5]	—	Jun 2038	953	1,491
$539m	6.80% subordinated notes[2,6]	—	Jun 2038	540	—
$1,500m	5.25% subordinated notes[2]	—	Mar 2044	1,447	1,946
$2,000m	4.762% subordinated notes[2]	Mar 2032	Mar 2033	1,766	—
$2,000m	8.113% subordinated notes[2]	Nov 2032	Nov 2033	2,008	—

£650m	5.75% subordinated notes[2]	—	Dec 2027	775	1,040
£650m	6.75% subordinated notes[2]	—	Sep 2028	816	877
£750m	7.00% subordinated notes[2]	—	Apr 2038	817	1,082
£900m	6.00% subordinated notes[2]	—	Mar 2040	776	1,320
£1,000m	8.201% subordinated notes[2]	Aug 2029	Nov 2034	1,252	—

€1,500m	3.0% subordinated notes[2]	—	Jun 2025	1,492	1,737
€1,000m	3.125% subordinated notes[2]	—	Jun 2028	991	1,304
€1,250m	6.364% subordinated notes[2]	Nov 2027	Nov 2032	1,316	—

SGD900m	5.25%subordinated notes[2]	Jun 2027	Jun 2032	694	—

JPY11,900m	2.50% subordinated notes[2]	Sep 2027	Sep 2032	88	—

				25,527	21,759
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes	Jun 2030	Jun 2040	900	900
				900	900
At 31 Dec				26,427	22,659
1Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRR II.
2These securities are included in the capital base of HSBC as fully CRR II-compliant tier 2 securities on an end point basis.
3    These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.
4    These securities were subjected to a tender and an exchange offer exercise in September 2022. The original principal amounts were $488m and $222m, respectively, and are now $264m and $125m.
5 These securities were subjected to an exchange offer exercise in September 2022. The original principal amounts were $2,000m, $2,500m and $1,500m, respectively, and are now $1,431m, $1,515m and $961m.
6    These subordinated notes were issued under an exchange offer exercise in September 2022.
Guaranteed by HSBC Holdings or HSBC Bank plc
Capital securities guaranteed by HSBC Holdings or HSBC Bank plc were issued by the Jersey limited partnerships. The proceeds of these were lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualified as additional tier 1 capital for HSBC under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. The capital security guaranteed by HSBC Bank plc also qualified as additional tier 1 capital for HSBC Bank plc (on a solo and a consolidated basis) under CRR II until 31 December 2021 by virtue of the same grandfathering process. Since 31 December 2021, these securities have no longer qualified as regulatory capital for HSBC or HSBC Bank plc.
These preferred securities, together with the guarantee, are intended to provide investors with rights to income and capital distributions and distributions upon liquidation of the relevant issuer that are equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the relevant issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements, or if HSBC Holdings or HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Holdings and HSBC Bank plc have individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the consolidated total capital ratio of HSBC Holdings falls below the regulatory minimum required or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Holdings, the holders’ interests in the preferred securities guaranteed by HSBC Holdings will be exchanged for interests in preference shares issued by HSBC Holdings that have economic terms which are in all material respects equivalent to the preferred securities and their guarantee.
If the preferred securities guaranteed by HSBC Bank plc are outstanding in November 2048, or if the total capital ratio of HSBC Bank plc (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred security guaranteed by HSBC Bank plc will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC’s regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.